UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22705

SSGA MASTER TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Christopher A. Madden, Esq.

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, Massachusetts 02111

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Bingham McCutchen LLP

2020 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: June 30, 2013

Item 1. Reports to Shareholders.

SSgA Master Trust

Annual Report June 30, 2013

SSgA MULTI-ASSET REAL RETURN PORTFOLIO

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

DESCRIPTION	SPDR S&P GLOBAL NATURAL RESOURCES ETF	SPDR BARCLAYS TIPS ETF	SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF	SPDR DOW JONES REIT ETF	POWERSHARES DB COMMODITY INDEX TRACKING FUND
MARKET VALUE	$38,987,974	16,006,716	14,743,808	13,035,147	12,120,350
% OF NET ASSETS	32.1	13.2	12.1	10.7	10.0

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in a particular Fund.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF NET ASSETS
Natural Resources	43.6%
Real Estate	22.9
Inflation Linked	21.7
Commodities	10.9
Short Term Investments	0.1
Other Assets & Liabilities	0.8
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSgA INCOME ALLOCATION PORTFOLIO

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

DESCRIPTION	SPDR BARCLAYS LONG TERM CORPORATE BOND ETF	SPDR S&P DIVIDEND ETF	SPDR WELLS FARGO PREFERRED STOCK ETF	SPDR BARCLAYS LONG TERM TREASURY ETF	SPDR S&P INTERNATIONAL DIVIDEND ETF
MARKET VALUE	$26,924,923	26,492,087	19,949,383	13,616,919	10,340,074
% OF NET ASSETS	15.5	15.2	11.4	7.8	5.9

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in a particular Fund.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF NET ASSETS
Domestic Fixed Income	30.2%
Domestic Equity	28.7
International Equity	21.1
Real Estate	8.4
International Fixed Income	5.4
Inflation Linked	4.8
Short Term Investments	0.4
Other Assets & Liabilities	1.0
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSgA GLOBAL ALLOCATION PORTFOLIO

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

DESCRIPTION	SPDR S&P WORLD EX-US ETF	SPDR S&P 500 ETF TRUST	SPDR BARCLAYS AGGREGATE BOND ETF	SPDR RUSSELL/ NOMURA PRIME JAPAN ETF	SPDR WELLS FARGO PREFERRED STOCK ETF
MARKET VALUE	$9,519,923	7,152,447	6,243,757	2,698,669	2,572,381
% OF NET ASSETS	18.3	13.8	12.0	5.2	5.0

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in a particular Fund.)

ASSET ALLOCATION AS OF JUNE 30, 2013*

PERCENT OF NET ASSETS
Domestic Equity	31.9%
International Equity	31.4
Domestic Fixed Income	20.1
Inflation Linked	4.9
Real Estate	4.0
International Fixed Income	3.9
Short Term Investments	3.2
Other Assets & Liabilities	0.6
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

TOP FIVE HOLDINGS AS OF JUNE 30, 2013

DESCRIPTION	ONEX CARESTREAM FINANCE LP, SENIOR SECURED FIRST LIEN TERM LOAN, 5.00%, 6/7/19	ALPHA D2, LTD., SENIOR SECURED TERM LOAN B, LIBOR + 3.50%, 4/30/19	SEQUA CORP., SENIOR SECURED TERM LOAN B, 5.25%, 6/19/17	US FOODS, INC., SENIOR SECURED TERM LOAN, LIBOR + 3.50%, 3/29/19	BASS PRO GROUP LLC, SENIOR SECURED TERM LOAN, 4.00%, 11/20/19
MARKET VALUE	$4,698,060	4,596,737	4,512,451	4,426,699	3,998,812
% OF NET ASSETS	1.4	1.4	1.4	1.3	1.2

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in a particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

INDUSTRY	PERCENT OF NET ASSETS
Media	8.0%
Hotels, Restaurants & Leisure	6.2
Health Care Providers & Services	5.8
Specialty Retail	4.9
Commercial Services & Supplies	4.4
Diversified Telecommunication Services	4.3
Health Care Equipment & Supplies	3.8
Food & Staples Retailing	3.4
Software	3.2
Independent Power Producers & Energy Traders	3.1
Diversified Consumer Services	2.4
Oil, Gas & Consumable Fuels	2.4
Airlines	2.2
Insurance	2.2
Containers & Packaging	1.9
Food Products	1.8
Aerospace & Defense	1.5
Building Products	1.5
Capital Markets	1.5
Leisure Equipment & Products	1.5
Life Sciences Tools & Services	1.5
Professional Services	1.5
Industrial Conglomerates	1.4
Chemicals	1.2
Communications Equipment	1.2
IT Services	1.2

INDUSTRY	PERCENT OF NET ASSETS
Internet Software & Services	1.2%
Auto Components	1.0
Household Durables	1.1
Biotechnology	0.9
Health Care Technology	0.9
Multiline Retail	0.9
Personal Products	0.8
Wireless Telecommunication Services	0.8
Automobiles	0.6
Diversified Financial Services	0.6
Metals & Mining	0.6
Real Estate Management & Development	0.6
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	0.6
Textiles, Apparel & Luxury Goods	0.6
Trading Companies & Distributors	0.6
Air Freight & Logistics	0.5
Beverages	0.5
Electrical Equipment	0.3
Pharmaceuticals	0.3
Electric Utilities	0.2
Multi-Utilities	0.2
Short Term Investments	28.9
Other Assets & Liabilities	(17.3)
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSgA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2013

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 99.1%
COMMODITIES — 10.9%
PowerShares DB Commodity Index Tracking Fund (a)	482,306	$12,120,350
PowerShares DB Gold Fund (a)	26,625	1,109,730
PowerShares DB Oil Fund (a)	632	16,381

		13,246,461

INFLATION LINKED — 21.7%
SPDR Barclays TIPS ETF (b)	288,046	16,006,716
SPDR DB International Government Inflation-Protected Bond ETF (b)	179,144	10,313,320

		26,320,036

NATURAL RESOURCES — 43.6%
Market Vectors Gold Miners ETF	43,285	1,056,587
PowerShares Global Agriculture Portfolio	162,756	4,760,613
SPDR S&P Global Natural Resources ETF (b)	866,592	38,987,974
SPDR S&P International Energy Sector ETF (b)	103,539	2,396,928
SPDR S&P Metals & Mining ETF (b)	103,088	3,415,306
The Energy Select Sector SPDR Fund (b)	31,198	2,444,675

		53,062,083

REAL ESTATE — 22.9%
SPDR Dow Jones International Real Estate ETF (b)	369,519	14,743,808
SPDR Dow Jones REIT ETF (b)	171,628	13,035,147

		27,778,955

TOTAL EXCHANGE TRADED PRODUCTS — (Cost $131,016,414)		120,407,535

SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.09% (b) (c) (Cost $154,629)	154,629	154,629

TOTAL INVESTMENTS — 99.2% (d) (Cost $131,171,043)		120,562,164
OTHER ASSETS & LIABILITIES — 0.8%		1,021,820

NET ASSETS — 100.0%		$121,583,984

(a)	Qualified Publicly Traded Partnerships.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SSgA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2013

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 98.6%
DOMESTIC EQUITY — 28.7%
SPDR S&P Dividend ETF (a)	399,579	$26,492,087
SPDR Wells Fargo Preferred Stock ETF (a)	458,923	19,949,383
The Financial Select Sector SPDR Fund (a)	91,613	1,785,537
The Technology Select Sector SPDR Fund (a)	59,725	1,826,988

		50,053,995

DOMESTIC FIXED INCOME — 30.2%
SPDR Barclays Convertible Securities ETF (a)	20,742	885,269
SPDR Barclays High Yield Bond ETF (a)	174,086	6,874,656
SPDR Barclays Long Term Corporate Bond ETF (a)	713,243	26,924,923
SPDR Barclays Long Term Treasury ETF (a)	212,247	13,616,919
SPDR Barclays Short Term High Yield Bond ETF (a)	58,976	1,779,896
SPDR Nuveen Barclays Build America Bond ETF (a)	46,701	2,591,438

		52,673,101

INFLATION LINKED — 4.8%
SPDR Barclays TIPS ETF (a)	149,424	8,303,492

INTERNATIONAL EQUITY — 21.1%
SPDR S&P Global Infrastructure ETF (a)	249,730	10,158,767
SPDR S&P Emerging Markets Dividend ETF (a)	224,002	8,693,517
SPDR S&P International Dividend ETF (a)	236,886	10,340,074
SPDR S&P International Telecommunications Sector ETF (a)	106,930	2,476,499
SPDR STOXX Europe 50 ETF (a)	152,694	5,041,956

		36,710,813

INTERNATIONAL FIXED INCOME — 5.4%
SPDR Barclays Emerging Markets Local Bond ETF (a)	175,002	5,188,809
SPDR Barclays International Corporate Bond ETF (a)	122,066	4,192,967

		9,381,776

REAL ESTATE — 8.4%
SPDR Dow Jones International Real Estate ETF (a)	214,867	8,573,193
SPDR Dow Jones REIT ETF (a)	81,004	6,152,254

		14,725,447

TOTAL EXCHANGE TRADED PRODUCTS — (Cost $178,006,328)		171,848,624

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.4%
MONEY MARKET FUND — 0.4%
State Street Institutional Liquid Reserves Fund 0.09% (a) (b) (Cost $620,536)	620,536	$620,536

TOTAL INVESTMENTS — 99.0% (c) (Cost $178,626,864)		172,469,160
OTHER ASSETS & LIABILITIES — 1.0%		1,785,668

NET ASSETS — 100.0%		$174,254,828

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SSgA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2013

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 96.2%
DOMESTIC EQUITY — 31.9%
SPDR S&P 500 ETF Trust (a)	44,700	$7,152,447
SPDR S&P 500 Value ETF (a)	18,869	1,550,088
SPDR S&P 600 Small Cap ETF (a)	18,111	1,572,578
SPDR S&P Dividend ETF (a)	8,746	579,860
SPDR S&P MidCap 400 ETF Trust (a)	4,927	1,036,542
SPDR Wells Fargo Preferred Stock ETF (a)	59,176	2,572,381
The Consumer Discretionary Select Sector SPDR Fund (a)	18,730	1,056,372
The Financial Select Sector SPDR Fund (a)	53,233	1,037,511

		16,557,779

DOMESTIC FIXED INCOME — 20.1%
SPDR Barclays Aggregate Bond ETF (a)	109,790	6,243,757
SPDR Barclays High Yield Bond ETF (a)	25,999	1,026,701
SPDR Barclays Intermediate Term Corporate Bond ETF (a)	46,629	1,566,035
SPDR Barclays Long Term Corporate Bond ETF (a)	28,079	1,059,982
SPDR Barclays Short Term High Yield Bond ETF (a)	17,294	521,933

		10,418,408

INFLATION LINKED — 4.9%
SPDR Barclays TIPS ETF (a)	32,448	1,803,136
SPDR DB International Government Inflation-Protected Bond ETF (a)	13,281	764,587

		2,567,723

INTERNATIONAL EQUITY — 31.4%
SPDR Russell/Nomura PRIME Japan ETF (a)	63,112	2,698,669
SPDR S&P Emerging Markets ETF (a)	26,308	1,568,220
SPDR S&P International Small Cap ETF (a)	53,091	1,531,144
SPDR S&P World ex-US ETF (a)	378,827	9,519,923
SPDR STOXX Europe 50 ETF (a)	30,060	992,581

		16,310,537

INTERNATIONAL FIXED INCOME — 3.9%
SPDR Barclays Emerging Markets Local Bond ETF (a)	1,014	30,065
SPDR Barclays International Corporate Bond ETF (a)	44,149	1,516,518
SPDR Barclays International Treasury Bond ETF (a)	8,626	485,472

		2,032,055

REAL ESTATE — 4.0%
SPDR Dow Jones International Real Estate ETF (a)	25,764	1,027,983
SPDR Dow Jones REIT ETF (a)	13,662	1,037,629

		2,065,612

TOTAL EXCHANGE TRADED PRODUCTS — (Cost $50,474,287)		49,952,114

Security Description	Shares	Value

SHORT TERM INVESTMENT — 3.2%
MONEY MARKET FUND — 3.2%
State Street Institutional Liquid Reserves Fund 0.09% (a) (b) (Cost $1,648,718)	1,648,718	$1,648,718

TOTAL INVESTMENTS — 99.4% (c) (Cost $52,123,005)		51,600,832
OTHER ASSETS & LIABILITIES — 0.6%		334,777

NET ASSETS — 100.0%		$51,935,609

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2013

Security Description	Principal Amount	Value

SENIOR FLOATING RATE LOANS* — 84.6%
AEROSPACE & DEFENSE — 1.5%
Booz Allen Hamilton, Inc., Senior Secured Term Loan B, 4.50%, 7/31/19	$1,994,975	$1,998,097
DigitalGlobe, Inc., Senior Secured Term Loan B, 3.75%, 1/31/20	1,995,000	1,992,506
Spirit Aerosystems, Inc., Senior Secured Term Loan B, LIBOR + 3.00%, 4/18/19	1,000,000	1,009,795

		5,000,398

AIR FREIGHT & LOGISTICS — 0.5%
Kenan Advantage Group, Inc., Senior Secured Term Loan, 3.75%, 6/10/16	1,705,144	1,712,963

AIRLINES — 2.2%
Delta Air Lines, Inc.
Senior Secured Term Loan B, LIBOR + 3.25%, 4/20/17	2,000,000	2,011,870
Senior Secured Term Loan B1, 4.00%, 10/18/18	1,000,000	1,001,965
United Airlines, Inc., Senior Secured Term Loan B, 4.00%, 3/22/19	2,000,000	2,001,250
US Airways Group, Inc., Senior Secured Term Loan B1, 4.25%, 5/23/19	2,287,402	2,263,796

		7,278,881

AUTO COMPONENTS — 1.0%
Affinia Group Intermediate Holdings, Inc., Senior Secured Term Loan B2, LIBOR + 3.50%, 4/15/20	2,000,000	1,997,500
Allison Transmission, Inc., Senior Secured Term Loan B3, 4.25%, 8/23/19	1,496,231	1,503,248

		3,500,748

AUTOMOBILES — 0.6%
Chrysler Group LLC, Senior Secured Term Loan B, 4.25%, 5/24/17	2,000,000	2,010,630

BEVERAGES — 0.5%
Constellation Brands, Inc., Senior Secured Term Loan, 2.75%, 5/1/20	1,600,000	1,597,848

BIOTECHNOLOGY — 0.9%
Grifols, Inc., Senior Secured Term Loan B, LIBOR + 3.25%, 6/1/17	2,990,135	3,007,896

BUILDING PRODUCTS — 1.5%
ABC Supply Co., Inc., Senior Secured Term Loan, 3.50%, 4/16/20	2,082,164	2,070,973
Apex Tool Group LLC, Senior Secured Term Loan B, 4.50%, 1/31/20	2,000,000	2,004,000
Armstrong World Industries, Inc., Senior Secured Term Loan B, 3.50%, 3/16/20	997,500	999,011

		5,073,984

CAPITAL MARKETS — 1.5%
LPL Holdings, Inc., Senior Secured Increment Trench Term Loan B, 3.25%, 3/29/19	1,926,782	1,924,373

Security Description	Principal Amount	Value

RPI Finance Trust
Senior Secured Term Loan, 3.50%, 5/9/18	$1,990,715	$1,998,678
Senior Secured Term Loan, 4.00%, 11/9/18	990,719	993,820

		4,916,871

CHEMICALS — 1.2%
Axalta Coating Systems US Holdings, Inc., Senior Secured Term Loan, 4.75%, 2/3/20	1,995,000	1,998,252
Ineos US Finance LLC, Senior Secured 6 Year Term Loan, 4.00%, 5/4/18	1,979,178	1,942,385

		3,940,637

COMMERCIAL SERVICES & SUPPLIES — 4.1%
ADS Waste Holdings, Inc., Senior Secured Term Loan B, 4.25%, 10/9/19	1,994,987	1,992,993
Aramark Corp.
Senior Secured Term Loan D, LIBOR + 3.00%, 3.78%, 9/9/19	2,000,000	2,000,000
Senior Secured Extended Term Loan C, 3.78%, 7/26/16	2,000,000	2,003,240
Asurion LLC, Senior Secured Term Loan B1, 4.50%, 5/24/19	2,493,734	2,475,655
KAR Auction Services, Inc., Senior Secured Term Loan B, 3.75%, 5/19/17	3,000,000	3,028,380
West Corp., Senior Secured Term Loan B8, 3.75%, 6/29/18	1,998,821	1,995,493

		13,495,761

COMMUNICATIONS EQUIPMENT — 1.2%
Alcatel-Lucent USA, Inc., Senior Secured Term Loan C, 7.25%, 1/30/19	1,994,987	2,017,850
Blue Coat Systems, Inc., Senior Secured Term Loan, 4.50%, 5/31/19	2,063,393	2,057,368

		4,075,218

CONTAINERS & PACKAGING — 1.9%
Berry Plastics Holding Corp., Senior Secured Term Loan D, 3.50%, 2/7/20	1,995,000	1,976,736
Consolidated Container Co. LLC, Senior Secured Term Loan, 5.00%, 7/3/19	1,994,975	2,006,885
Reynolds Group Holdings, Inc., Senior Secured New Dollar Term Loan, 4.75%, 9/28/18	2,493,719	2,504,366

		6,487,987

DIVERSIFIED CONSUMER SERVICES — 2.1%
Bright Horizons Family Solutions, Inc., Senior Secured Term Loan B, LIBOR + 3.00%, 1/30/20	2,992,481	3,007,070
ServiceMaster Co.
Senior Secured Term Loan, 4.25%, 1/31/17	997,494	987,105
Senior Secured Extended Term Loan, 4.45%, 1/31/17	997,481	989,795

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

Security Description	Principal Amount	Value

Weight Watchers International, Inc., Senior Secured Term Loan B2, 3.75%, 4/2/20	$2,000,000	$1,991,750

		6,975,720

DIVERSIFIED FINANCIAL SERVICES — 0.6%
AlixPartners LLP, Senior Secured Term Loan B2, 4.50%, 6/28/19	1,994,987	2,004,344

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.3%
Global Tel*Link Corp., Senior Secured First Lien Term Loan, 5.00%, 5/22/20	1,928,571	1,924,955
Intelsat Jackson Holdings, Ltd., Senior Secured Term Loan B1, 4.25%, 4/2/18	1,997,494	2,004,235
Light Tower Fiber LLC, Senior Secured First Lien Term Loan, 4.50%, 4/13/20	2,500,000	2,489,075
Telesat LLC, Senior Secured Term Loan B, LIBOR + 2.75%, 4.25%, 3/28/19	1,995,000	2,001,235
Virgin Media Investment Holdings, Ltd., Senior Secured Term Loan B, LIBOR + 2.75%, 6/8/20	2,000,000	1,981,950
Windstream Corp., Senior Secured Term Loan B4, 3.50%, 1/23/20	2,000,000	2,005,940
Zayo Group LLC, Senior Secured Term Loan B, 4.50%, 7/2/19	1,994,962	1,996,618

		14,404,008

ELECTRIC UTILITIES — 0.2%
Calpine Construction Finance Company LP, Senior Secured Term Loan B2, 3.25%, 1/31/22	793,651	780,758

ELECTRICAL EQUIPMENT — 0.3%
Generac Power Systems, Inc., Senior Secured Term Loan B, 3.50%, 5/29/20	1,006,197	1,001,166

FOOD & STAPLES RETAILING — 3.4%
BJ’s Wholesale Club, Inc., Senior Secured Replacement Term Loan, 4.25%, 9/26/19	2,495,000	2,490,322
Sprouts Farmers Markets Holdings LLC, Senior Secured Term Loan, 4.50%, 4/23/20	2,000,000	2,002,500
Supervalu, Inc., Senior Secured Term Loan B, LIBOR + 4.00%, 3/21/19	2,492,203	2,481,299
US Foods, Inc., Senior Secured Term Loan, LIBOR + 3.50%, 3/29/19	4,463,523	4,426,699

		11,400,820

FOOD PRODUCTS — 1.8%
AdvancePierre Foods, Inc., Senior Secured Term Loan, 5.75%, 7/10/17	2,000,000	2,011,250
Del Monte Foods Co., Senior Secured Term Loan, 4.00%, 3/8/18	1,944,443	1,941,205

Security Description	Principal Amount	Value

H.J. Heinz Co., Senior Secured Term Loan B2, LIBOR + 2.50%, 6/5/20	$2,000,000	$2,002,160

		5,954,615

HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Hologic, Inc., Senior Secured Term Loan B, 4.50%, 8/1/19	2,033,290	2,042,053
Immucor, Inc., Senior Secured Term Loan B2, 5.00%, 8/17/18	2,997,494	3,013,980
Kinetic Concepts, Inc., Senior Secured Term Loan D1, 4.50%, 5/4/18	2,934,077	2,943,980
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 5.00%, 6/7/19	4,741,779	4,698,060

		12,698,073

HEALTH CARE PROVIDERS & SERVICES — 5.8%
Air Medical Group Holdings, Inc., Senior Unsecured Term Loan, 6.50%, 6/30/18 (a)	997,494	1,014,327
CHG Buyer Corp., Senior Secured First Lien Term Loan, 5.00%, 11/22/19	2,862,957	2,879,948
DaVita, Inc., Senior Secured Term Loan B, 4.50%, 10/20/16	2,992,327	3,009,159
HCA, Inc.
Senior Secured Extended Term Loan, 2.95%, 5/1/18	1,764,706	1,758,909
Senior Secured Term Loan B5, 3.03%, 3/31/17	1,000,000	996,565
Health Management Associates, Inc., Senior Secured Term Loan B, 3.50%, 11/16/18	3,092,152	3,088,936
Iasis Healthcare LLC, Senior Secured Term Loan B2, 4.50%, 5/3/18	2,997,494	2,996,744
Sheridan Holdings, Inc., Senior Secured Term Loan, 4.50%, 6/29/18	1,569,650	1,575,536
Truven Health Analytics, Inc., Senior Secured Term Loan B, 4.50%, 6/1/19	1,882,029	1,880,863

		19,200,987

HEALTH CARE TECHNOLOGY — 0.9%
IMS Health, Inc., Senior Secured Term Loan B1, 3.75%, 9/1/17	3,000,000	3,003,120

HOTELS, RESTAURANTS & LEISURE — 6.2%
Alpha D2, Ltd., Senior Secured Term Loan B, LIBOR + 3.50%, 4/30/19	4,595,588	4,596,737
California Pizza Kitchen, Inc., Senior Secured Term Loan, 5.26%, 3/29/18	1,000,000	1,002,500
DineEquity, Inc., Senior Secured Term Loan B2, 3.75%, 10/19/17	775,924	778,970
Dunkin’ Brands, Inc., Senior Secured Term Loan B3, 3.75%, 2/14/20	2,000,000	1,997,950
Four Seasons Holdings, Inc., Senior Secured First Lien Term Loan, LIBOR + 3.75%, 6/30/20	1,470,588	1,479,779
OSI Restaurant Partners LLC, Senior Secured Term Loan, 3.50%, 10/25/19	1,000,000	998,380

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

Security Description	Principal Amount	Value

PGA Holdings, Inc., Senior Secured First Lien Term Loan, LIBOR + 3.25%, 4/20/18	$2,992,500	$2,986,261
Scientific Games International, Inc., Senior Secured Term Loan B, LIBOR + 3.25%, 5/22/20	3,000,000	2,963,760
Seminole Tribe of Florida, Senior Secured Term Loan, 3.03%, 4/29/20	1,182,524	1,181,537
Six Flags Theme Parks, Inc., Senior Secured Term Loan B, 4.00%, 12/20/18	1,994,987	2,008,703
Wendy’s International, Inc., Senior Secured Term Loan B, 3.25%, 5/15/19	687,326	686,714

		20,681,291

HOUSEHOLD DURABLES — 1.1%
Spin Holdco, Inc., Senior Secured Term Loan B, 4.25%, 11/14/19	2,000,000	1,995,630
Tempur-Pedic International, Inc., Senior Secured Term Loan B, 3.50%, 3/18/20	1,707,644	1,696,971

		3,692,601

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 3.1%
AES Corp., Senior Secured Term Loan B, 3.75%, 6/1/18	1,994,987	2,002,598
Calpine Corp., Senior Secured Term Loan B1, 4.00%, 4/2/18	1,994,898	1,995,437
Dynegy Holdings, Inc., Senior Secured Term Loan B2, 4.00%, 4/23/20	2,356,764	2,344,992
NRG Energy, Inc., Senior Secured Term Loan B, 2.75%, 7/2/18	3,963,069	3,931,285

		10,274,312

INDUSTRIAL CONGLOMERATES — 1.4%
Sequa Corp., Senior Secured Term Loan B, 5.25%, 6/19/17	4,493,734	4,512,451

INSURANCE — 2.2%
Alliant Holdings I, Inc., Senior Secured Term Loan B, LIBOR + 3.75%, 12/20/19	3,000,000	3,005,625
CCC Information Services, Inc., Senior Secured Term Loan, LIBOR + 3.00%, 12/20/19	1,994,987	1,985,013
Sedgwick CMS Holdings, Inc., Senior Secured First Lien Term Loan, 4.50%, 6/12/18	2,444,232	2,451,357

		7,441,995

INTERNET SOFTWARE & SERVICES — 1.2%
Sabre, Inc., Senior Secured Term Loan B, LIBOR + 4.00%, 2/19/19	1,994,987	2,010,359
SurveyMonkey.com LLC, Senior Secured Term Loan B, LIBOR + 4.25%, 2/5/19	1,995,000	2,002,481

		4,012,840

Security Description	Principal Amount	Value

IT SERVICES — 1.2%
SunGard Data Systems, Inc.
Senior Secured Term Loan E, LIBOR + 3.00%, 3/8/20	$1,000,000	$1,001,750
Senior Secured Term Loan D, 3.50%, 1/31/20	2,000,000	2,010,630
Vantiv LLC, Senior Secured Term Loan A, LIBOR + 1.75%, 5/15/18	1,000,000	1,002,000

		4,014,380

LEISURE EQUIPMENT & PRODUCTS — 0.9%
SRAM LLC, Senior Secured Term Loan B, LIBOR + 3.00%, 4/10/20	3,100,676	3,073,545

LIFE SCIENCES TOOLS & SERVICES — 1.5%
Pharmaceutical Product Development, Inc., Senior Secured Term Loan B, 4.25%, 12/5/18	2,993,734	3,002,820
Quintiles Transnational Corp., Senior Secured Term Loan B, 4.50%, 6/8/18	2,000,000	2,003,500

		5,006,320

MEDIA — 6.2%
AMC Entertainment, Inc., Senior Secured Term Loan, 3.50%, 4/30/20	1,569,680	1,568,110
Charter Communications Operating LLC, Senior Secured Term Loan E, LIBOR + 2.25%, 4/10/20	3,658,537	3,621,951

Getty Images, Inc., Senior Secured Term Loan B, 4.75%, 10/18/19	1,994,987	1,975,866
Interactive Data Corp., Senior Secured Term Loan B, 3.75%, 2/11/18	2,000,000	1,993,330
Kabel Deutschland GMBH, Senior Secured Term Loan F1, 3.25%, 2/1/19	3,000,000	2,997,450
Mediacom Communications Corp., Senior Secured Term Loan H, 3.25%, 1/29/21	1,601,067	1,592,261
Regal Cinemas, Inc., Senior Secured Term Loan B, 2.72%, 8/23/17	1,994,885	1,998,486
Univision Communications, Inc.
Senior Secured Term Loan, LIBOR + 3.25%, 3/2/20	997,500	990,019
Senior Secured Term Loan C3, 4.00%, 3/2/20	2,021,959	1,984,472
WideOpenWest Finance LLC, Senior Secured Term Loan B, 4.75%, 3/26/19	1,995,000	2,004,147

		20,726,092

METALS & MINING — 0.6%
Fairmount Minerals, Ltd., Senior Secured Term Loan B, 5.25%, 3/15/17	2,000,000	2,004,500

MULTI-UTILITIES — 0.2%
Power Team Services LLC Senior Secured Delayed Draw Term Loan, 4.25%, 5/6/20 (b)	59,259	58,815
Senior Secured First Lien Term Loan, 4.25%, 5/6/20	474,074	470,518

		529,333

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

Security Description	Principal Amount	Value

MULTILINE RETAIL — 0.9%
The Neiman Marcus Group, Inc., Senior Secured Extended Term Loan, 4.00%, 5/16/18	$3,000,000	$2,995,155

OIL, GAS & CONSUMABLE FUELS — 2.1%
EMG Utica LLC, Senior Secured Term Loan, 4.75%, 3/27/20	2,000,000	1,995,000
Energy Transfer Equity LP, Senior Secured Term Loan B, 3.75%, 3/24/17	900,000	904,221
EP Energy LLC Senior Secured Term Loan B3, 3.50%, 5/24/18	2,000,000	1,986,670
Senior Secured Term Loan B2, 4.50%, 4/26/19	1,000,000	1,003,570

MEG Energy Corp., Senior Secured Term Loan, 3.75%, 3/31/20	997,469	998,217

		6,887,678

PERSONAL PRODUCTS — 0.8%
NBTY, Inc., Senior Secured Term Loan B2, 3.50%, 10/1/17	2,500,000	2,502,537

PHARMACEUTICALS — 0.3%
Valeant Pharmaceuticals International, Inc., Senior Secured Term Loan D1, 3.50%, 2/13/19	997,494	992,297

PROFESSIONAL SERVICES — 1.5%
Advantage Sales & Marketing, Inc., Senior Secured First Lien Term Loan, 4.25%, 12/18/17	2,000,674	2,004,675
SymphonyIRI Group, Inc., Senior Secured Term Loan B, LIBOR + 3.25%, 12/1/17	2,874,725	2,876,536

		4,881,211

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Realogy Corp., Senior Secured Extended Term Loan, 4.50%, 3/5/20	1,997,500	2,003,992

ROAD & RAIL — 0.6%
Avis Budget Car Rental, LLC, Senior Secured Term Loan B, 3.00%, 3/15/19	1,995,000	2,001,982

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
NXP B.V., Senior Secured Term Loan C, 4.75%, 1/11/20	1,994,987	2,027,406

SOFTWARE — 3.2%
Epicor Software Corp., Senior Secured Term Loan B-1, 4.50%, 5/16/18	2,000,000	2,007,500
Infor (US), Inc. Senior Secured Term Loan B3, 3.75%, 5/29/20	1,790,698	1,769,442
Senior Secured Term Loan B2, 5.25%, 4/5/18	2,815,061	2,829,136
Rovi Solutions Corp., Senior Secured Term Loan B3, LIBOR + 2.75%, 3/29/19 (a)	1,995,000	1,992,507

Security Description	Principal Amount	Value

Vertafore, Inc., Senior Secured First Lien Term Loan, 4.25%, 10/2/19	$1,995,000	$2,003,479

		10,602,064

SPECIALTY RETAIL — 4.9%
Bass Pro Group LLC, Senior Secured Term Loan, 4.00%, 11/20/19	3,994,897	3,998,812
Burlington Coat Factory Warehouse Corp., Senior Secured Term Loan B2, 4.25%, 2/23/17	2,000,000	2,004,000
J Crew Group, Inc., Senior Secured Term Loan B1, 4.00%, 3/7/18	2,494,911	2,487,114
Michaels Stores, Inc., Senior Secured Term Loan, LIBOR + 2.75%, 1/28/20	2,000,000	1,997,710

Party City Holdings, Inc., Senior Secured Term Loan B, 4.25%, 7/29/19	1,997,494	1,987,926
Pilot Travel Centers LLC, Senior Secured Term Loan B, 3.75%, 3/30/18	1,305,025	1,288,308
Serta Simmons Holdings LLC, Senior Secured Term Loan, 5.00%, 10/1/19	2,498,747	2,502,495

		16,266,365

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Phillips-Van Heusen Corp., Senior Secured Term Loan B, 3.25%, 2/13/20	1,995,000	1,995,628

TRADING COMPANIES & DISTRIBUTORS — 0.6%
WESCO Distribution, Inc., Senior Secured Term Loan B, 4.50%, 12/12/19	1,994,987	2,003,307

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Syniverse Holdings, Inc., Senior Secured Term Loan, 5.00%, 4/23/19	997,481	996,863

TOTAL SENIOR FLOATING RATE LOANS (Cost $284,091,694)		281,649,578

CORPORATE BONDS AND NOTES — 3.8%
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Aramark Corp., 5.75%, 3/15/20 (c)	1,000,000	1,022,500

DIVERSIFIED CONSUMER SERVICES — 0.3%
Reynolds Group Issuer, Inc., 7.13%, 4/15/19	1,000,000	1,056,250

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Cedar Fair LP, 5.25%, 3/15/21 (c)	2,000,000	1,920,000

MEDIA — 1.8%
Cablevision Systems Corp., 5.88%, 9/15/22	2,000,000	1,935,000
CCO Holdings LLC, 5.75%, 1/15/24	1,000,000	965,000
Sinclair Television Group, Inc., 6.13%, 10/1/22	2,000,000	2,000,000
Univision Communications, Inc., 6.88%, 5/15/19 (c)	1,000,000	1,050,000

		5,950,000

OIL, GAS & CONSUMABLE FUELS — 0.3%
Atlas Pipeline Partners LP, 5.88%, 8/1/23 (c)	1,000,000	950,000

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2013

Security Description	Principal Amount	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Avaya, Inc., 7.00%, 4/1/19 (c)	$2,000,000	$1,805,000

TOTAL CORPORATE BONDS AND NOTES (Cost $13,334,097)		12,703,750

	Shares

SHORT TERM INVESTMENTS — 28.9%
MONEY MARKET FUND — 28.9%
State Street Institutional Liquid Reserves Fund 0.09% (d) (e) (f)	96,122,680	96,122,680

TOTAL SHORT TERM INVESTMENTS (Cost $96,122,680)		96,122,680

TOTAL INVESTMENTS — 117.3% (Cost $393,548,471)		390,476,008

LESS UNFUNDED LOAN COMMITMENTS — (0.0)% (g) (Cost $58,966)		(59,259)

NET INVESTMENTS — 117.3% (h)
(Cost $393,489,505)		390,416,749

OTHER ASSETS & LIABILITIES — (17.3)%		(57,624,265)

NET ASSETS — 100.0%		$332,792,484

*	The interest rate shown represents the rate at period end.
(a)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(b)	Unfunded or partially unfunded loan commitments.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.0% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SSgA MASTER TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2013

	SSgA Multi-Asset Real Return Portfolio	SSgA Income Allocation Portfolio	SSgA Global Allocation Portfolio	Blackstone / GSO Senior Loan Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at value	$19,063,661	$—	$—	$294,294,069
Investments in securities of affiliated issuers, at value	101,498,503	172,469,160	51,600,832	96,122,680

Total Investments	120,562,164	172,469,160	51,600,832	390,416,749
Cash	9,192	1,140,800	—	5,013
Receivable for investment securities sold	—	—	448,567	94,464
Receivable for fund shares sold	—	—	—	42,193,372
Dividends receivable from affiliated issuers (Note 4)	1,032,811	1,813,801	343,233	7,690
Interest receivable from unaffiliated issuers	—	—	—	724,364

TOTAL ASSETS	121,604,167	175,423,761	52,392,632	433,441,652

LIABILITIES
Payable for investments purchased	—	1,140,800	448,575	100,580,267
Accrued advisory fees (Note 3)	20,135	28,071	8,431	68,856
Accrued trustees’ fees and expenses (Note 3)	48	62	17	45

TOTAL LIABILITIES	20,183	1,168,933	457,023	100,649,168

NET ASSETS	$121,583,984	$174,254,828	$51,935,609	$332,792,484

COST OF INVESTMENTS
Unaffiliated issuers	$21,321,165	$—	$—	$297,366,825
Affiliated issuers	109,849,878	178,626,864	52,123,005	96,122,680

Total cost of investments	$131,171,043	$178,626,864	$52,123,005	$393,489,505

See accompanying notes to financial statements.

SSgA MASTER TRUST

STATEMENTS OF OPERATIONS

Periods Ended June 30, 2013

	SSgA Multi-Asset Real Return Portfolio	SSgA Income Allocation Portfolio	SSgA Global Allocation Portfolio	Blackstone / GSO Senior Loan Portfolio*
INVESTMENT INCOME
Dividend and interest income on securities of unaffiliated issuers (Note 2)	$41,282	$—	$—	$1,356,067
Dividend income on securities of affiliated issuers (Note 4)	1,819,510	3,763,463	716,613	22,147

TOTAL INVESTMENT INCOME	1,860,792	3,763,463	716,613	1,378,214

EXPENSES
Advisory fees (Note 3)	119,802	155,323	43,792	144,209
Trustees’ fees (Note 3)	522	733	210	167
Other expenses	30	36	9	—

TOTAL EXPENSES	120,354	156,092	44,011	144,376

NET INVESTMENT INCOME	$ 1,740,438	$3,607,371	$672,602	$1,233,838

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments in securities of unaffiliated issuers	(605,115)	—	(161,682)	(18,345)
Net realized gain (loss) on investments in securities of affiliated issuers	(319,225)	(1,103,424)	193,232	—
Net change in unrealized appreciation (depreciation) on investments	(10,378,172)	(6,205,334)	(434,591)	(3,072,756)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(11,302,512)	(7,308,758)	(403,041)	(3,091,101)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,562,074)	$(3,701,387)	$269,561	$(1,857,263)

*	For the period April 3, 2013 (commencement of operations) to June 30, 2013.

See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SSgA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SSgA Multi-Asset Real Return Portfolio		SSgA Income Allocation Portfolio
	Year Ended 6/30/13	For the Period 4/25/12* - 6/30/12	Year Ended 6/30/13	For the Period 4/25/12* - 6/30/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,740,438	$41,553	$3,607,371	$99,208
Net realized gain (loss) on investments	(924,340)	(6,835)	(1,103,424)	(17,903)
Net change in unrealized appreciation (depreciation) on investments	(10,378,172)	(230,707)	(6,205,334)	47,630

Net increase (decrease) in net assets resulting from operations	(9,562,074)	(195,989)	(3,701,387)	128,935

CAPITAL TRANSACTIONS
Contributions	130,398,415	7,426,949	170,596,375	8,984,674
Withdrawals	(5,079,121)	(1,404,196)	(1,753,769)	—
Other capital	—	—	—	—

Net increase in net assets from capital transactions	125,319,294	6,022,753	168,842,606	8,984,674

Net increase in net assets during the period	115,757,220	5,826,764	165,141,219	9,113,609
NET ASSETS
Net assets at beginning of period	5,826,764	—	9,113,609	—

NET ASSETS END OF PERIOD	$121,583,984	$5,826,764	$174,254,828	$9,113,609

*	Commencement of operations

See accompanying notes to financial statements.

SSgA Global Allocation Portfolio		Blackstone / GSO Senior Loan Portfolio
Year Ended 6/30/13	For the Period 4/25/12* - 6/30/12	For the Period 4/3/13* - 6/30/13

$672,602	$40,985	$1,233,838
31,550	(140,424)	(18,345)
(434,591)	(87,582)	(3,072,756)

269,561	(187,021)	(1,857,263)

50,799,932	6,035,173	334,915,199
(3,584,635)	(1,397,401)	(670,323)
—	—	404,871

47,215,297	4,637,772	334,649,747

47,484,858	4,450,751	332,792,484

4,450,751	—	—

$51,935,609	$4,450,751	$332,792,484

SSgA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSgA Multi-Asset Real Return Portfolio			SSgA Income Allocation Portfolio
	Year Ended 6/30/13	For the Period 4/25/12* - 6/30/12		Year Ended 6/30/13	For the Period 4/25/12* - 6/30/12
Supplemental Data and Ratios:
Net assets, end of period (000s)	$121,584	$5,827		$174,255	$9,114

Ratios to average net assets:
Operating expenses	0.20%	0.20	%(1)	0.20%	0.20	%(1)
Net investment income	2.91%	3.84	%(1)	4.65%	8.39	%(1)
Portfolio turnover rate	31%	10%		80%	15%
Total return	(1.63)%	(3.42	)%(2)	4.39%	0.92	%(2)

*	Commencement of operations
(1)	Annualized.
(2)	Total return for periods of less than one year is not annualized.

The Portfolio invests in other underlying Portfolios and indirectly bears its proportionate share of fees and expenses incurred by such Portfolios. The ratios presented do not reflect the indirect expenses of the underlying Portfolios in which the Portfolio invests.

SSgA Global Allocation Portfolio			Blackstone / GSO Senior Loan Portfolio
Year Ended 6/30/13	For the Period 4/25/12* - 6/30/12		For the Period 4/3/13* - 6/30/13

$51,936	$4,451		$332,792

0.20%	0.20	%(1)	0.30	%(1)
3.07%	4.34	%(1)	2.57	%(1)
123%	25%		4%
9.92%	(1.82	)%(2)	(0.31	)%(2)

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2013

1.	Organization

SSgA Master Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on March 30, 2011.

As of June 30, 2013, the Trust offered four (4) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Portfolio”, collectively as the “Portfolios”). The financial statements herein relate to the following four (4) Portfolios: SSgA Multi-Asset Real Return Portfolio, SSgA Income Allocation Portfolio, SSgA Global Allocation Portfolio and Blackstone / GSO Senior Loan Portfolio. Each Portfolio serves as a master fund in a master feeder structure.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could be material.

The SSgA Multi-Asset Real Return Portfolio, SSgA Income Allocation Portfolio and SSgA Global Allocation Portfolio invests their assets in other exchange-traded products (referred to as “underlying Funds”). The underlying Funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying Funds invest their portfolios in debt securities. Investments in debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. Certain underlying Funds invest their portfolios in foreign securities including emerging markets. Foreign investments involve certain risks that are greater than those associated with investments in securities of U.S. issuers. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the United States pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Investment in emerging markets involves greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. Certain underlying Funds invest their portfolios in commodities markets. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. Factors that may significantly affect the prices of commodities include, but are not limited to: global supply and demand; domestic and international interest rates and investors’ expectations of interest rates; inflation rates and investors’ expectations of inflation rates; the investment and trading activities of commodity futures contracts; political, economic, or financial events, both globally and regionally.

The Blackstone / GSO Senior Loan Portfolio invests its assets in senior loans. Investments in senior loans are subject to credit risks which may include delay in receiving payments of principal and interest paid by the borrower to the agent or by the agent to the lender or offsets against payments received from the borrower.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013

statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Portfolio’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in underlying funds are valued at their market price each business day. Loans are primarily valued by using a composite loan price from a loan pricing service. The methodology used by the Portfolios’ loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Portfolio’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Portfolios follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The valuation of senior floating rate loans held by the Funds are obtained from an independent loan pricing service and categorized as Level 2 based on the use of other significant observable inputs. Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Portfolios’ net assets are computed and that may materially affect the value of the Portfolios’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolio’s benchmark index, which, in turn, could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013

The following table summarizes the inputs used in valuing the Portfolios’ investments as of June 30, 2013:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
SSgA Multi-Asset Real Return Portfolio	$120,562,164	$—	$—	$120,562,164
SSgA Income Allocation Portfolio	172,469,160	—	—	172,469,160
SSgA Global Allocation Portfolio	51,600,832	—	—	51,600,832
Blackstone / GSO Senior Loan Portfolio	96,122,680	294,294,069*	—	390,416,749

*	Less Unfunded Loan Committments

There were no transfers between levels for the periods ended June 30, 2013.

Investment Income

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio. Trustees’ fees and other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios. In addition to the these direct expenses, the Portfolios bear certain expenses indirectly, such as fees of underlying Portfolios in which the Portfolio invest that are reflected in the reported value of such Portfolios.

Investment Transactions

Investment transactions are recorded as of the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Federal Income Tax

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. The Portfolios have reviewed the tax positions for the open tax years as of June 30, 2013 and have determined that no provision for income tax is required in the Portfolios’ Financial Statements. The Portfolios’ federal tax returns are subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Portfolios’ recognized interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Portfolio has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser,

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013

each Portfolio pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Portfolio’s average daily net assets as shown in the following table:

Annual Rate
SSgA Multi-Asset Real Return Portfolio	0.20%
SSgA Income Allocation Portfolio	0.20
SSgA Global Allocation Portfolio	0.20
Blackstone / GSO Senior Loan Portfolio	0.30

The Adviser pays all operating expenses of each Portfolio other than management fee, distribution fee pursuant to each Portfolio’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

GSO / Blackstone Debt Funds Management LLC receives fees for its services as the sub-adviser to the Blackstone / GSO Senior Loan Portfolio from the Adviser.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

Trustees’ Fees

The Trust, SSgA Active ETF Trust, SPDR Series Trust and SPDR Index Shares Funds pay, in the aggregate, each Independent Trustee an annual fee of $150,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

Each Portfolio may invest in certain money market funds and underlying Funds affiliated with the Adviser. Amounts related to investments in affiliated underlying Funds at June 30, 2013, and for the period then ended are:

	Number of Shares Held at 6/30/12	Value at 6/30/12	Purchased		Sold		Number of Shares Held at 6/30/13	Value at 6/30/13	Dividend Income	Realized Gain (Loss)
SSgA Multi-Asset Real Return Portfolio			Cost	Shares	Proceeds	Shares
SPDR Barclays TIPS ETF	15,983	$952,587	$17,642,114	292,238	$1,219,568	20,175	288,046	$16,006,716	$103,216	$(1,410)
SPDR DB International Government Inflation-Protected Bond ETF	6,282	369,884	12,313,399	197,782	1,554,803	24,920	179,144	10,313,320	139,912	(8,203)
SPDR S&P Global Natural Resources ETF	29,315	1,394,690	47,513,444	935,934	4,790,384	98,657	866,592	38,987,974	808,805	(350,863)
SPDR S&P International Energy Sector ETF	4,935	115,479	2,662,046	107,620	220,083	9,016	103,539	2,396,928	46,468	(9,650)
SPDR S&P Metals & Mining ETF	4,199	174,007	4,388,032	104,790	243,616	5,901	103,088	3,415,306	32,638	(27,227)
The Energy Select Sector SPDR Fund	4,377	290,501	4,854,592	66,415	2,923,262	39,594	31,198	2,444,675	36,559	33,214
SPDR Dow Jones International Real Estate ETF	12,828	471,814	15,923,816	383,013	1,108,728	26,322	369,519	14,743,808	440,058	29,621
SPDR Dow Jones REIT ETF	12,160	886,342	13,347,409	178,271	1,388,642	18,803	171,628	13,035,147	211,595	6,099
State Street Institutional Liquid Reserves Fund	41,023	41,023	7,166,994	7,166,994	7,053,387	7,053,387	154,629	154,629	259	—

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013

	Number of Shares Held at 6/30/12	Value at 6/30/12	Purchased		Sold		Number of Shares Held at 6/30/13	Value at 6/30/13	Dividend Income	Realized Gain (Loss)
SSgA Income Allocation Portfolio			Cost	Shares	Proceeds	Shares
SPDR S&P Dividend ETF	30,590	$1,702,334	$27,045,556	431,361	$3,822,132	62,372	399,579	$26,492,087	$339,626	$(23,439)
SPDR Wells Fargo Preferred Stock ETF	11,963	541,326	20,773,878	456,997	455,729	10,037	458,923	19,949,383	539,914	(8,985)
The Consumer Staples Select Sector SPDR Fund	—	—	1,200,431	31,904	1,231,049	31,904	—	—	—	30,618
The Financial Select Sector SPDR Fund	—	—	3,635,022	193,107	1,993,996	101,494	91,613	1,785,537	11,296	41,576
The Health Care Select Sector SPDR Fund	—	—	1,418,268	31,751	1,471,470	31,751	—	—	5,410	53,202
The Industrial Select Sector SPDR Fund	—	—	1,820,487	42,541	1,838,377	42,541	—	—	—	17,890
The Technology Select Sector SPDR Fund	—	—	1,817,998	59,725	—	—	59,725	1,826,988	14,335	—
SPDR Barclays Convertible Securities ETF	4,649	174,616	1,012,673	24,724	343,095	8,631	20,742	885,269	15,595	86
SPDR Barclays High Yield Bond ETF	22,084	871,435	13,433,171	332,815	7,424,670	180,813	174,086	6,874,656	203,452	34,331
SPDR Barclays Long Term Corporate Bond ETF	31,334	1,278,427	32,814,908	802,950	4,998,940	121,041	713,243	26,924,923	521,980	(85,380)
SPDR Barclays Long Term Treasury Bond ETF	11,918	861,195	15,353,145	223,181	1,564,570	22,852	212,247	13,616,919	123,164	(99,137)
SPDR Barclays Short Term High Yield Bond	—	—	3,209,922	104,445	1,399,368	45,469	58,976	1,779,896	41,277	(1,912)
SPDR Nuveen Barclays Build America Bond ETF	3,008	180,528	3,019,958	51,025	457,397	7,332	46,701	2,591,438	35,426	3,837
SPDR Barclays TIPS ETF	7,366	439,013	13,202,328	218,781	4,637,975	76,723	149,424	8,303,492	53,370	(11,130)
SPDR EURO STOXX 50 ETF	—	—	3,993,305	115,688	3,904,273	115,688	—	—	11,238	(89,032)
SPDR S&P Global Infrastructure ETF	11,312	448,973	11,776,994	285,917	1,944,308	47,499	249,730	10,158,767	317,943	2,861
SPDR S&P Emerging Markets Dividend ETF	10,804	488,017	14,629,879	322,501	4,609,791	109,303	224,002	8,693,517	365,406	(552,996)
SPDR S&P International Dividend ETF	13,900	619,106	18,224,395	378,817	7,413,025	155,831	236,886	10,340,074	579,937	(278,341)
SPDR S&P International Telecommunications Sector ETF	8,217	179,541	4,188,208	182,719	2,057,001	84,006	106,930	2,476,499	78,822	110,777
SPDR STOXX Europe 50 ETF	14,518	429,733	7,248,453	216,212	2,640,746	78,036	152,694	5,041,956	138,715	(11,446)
SPDR Barclays Emerging Markets Local Bond ETF	2,864	89,214	7,721,324	239,217	2,171,032	67,079	175,002	5,188,809	72,675	(8,550)
SPDR Barclays International Corporate Bond ETF	191	6,188	6,093,641	173,604	1,755,636	51,729	122,066	4,192,967	11,662	(84,162)
SPDR Dow Jones International Real Estate ETF	9,970	366,697	10,265,455	240,988	1,435,354	36,091	214,867	8,573,193	183,771	(138,610)
SPDR S&P World ex-US ETF	—	—	2,148,217	82,882	2,165,869	82,882	—	—	—	17,652
SPDR Dow Jones REIT ETF	4,398	320,570	6,809,301	89,652	960,645	13,046	81,004	6,152,254	98,047	(23,134)
State Street Institutional Liquid Reserves Fund	117,900	117,900	8,657,746	8,657,746	8,155,110	8,155,110	620,536	620,536	402	—

	Number of Shares Held at 6/30/12	Value at 6/30/12	Purchased		Sold		Number of Shares Held at 6/30/13	Value at 6/30/13	Dividend Income	Realized Gain (Loss)
SSgA Global Allocation Portfolio			Cost	Shares	Proceeds	Shares
SPDR S&P 500 ETF Trust	6,882	$937,810	$8,218,120	53,120	$2,280,944	15,302	44,700	$7,152,447	$70,919	$73,544
SPDR S&P 500 Value ETF	—	—	1,879,425	23,316	370,587	4,447	18,869	1,550,088	12,197	7,344
SPDR S&P 600 Small Cap ETF	2,533	178,653	1,556,170	19,422	312,061	3,844	18,111	1,572,578	10,305	15,681
SPDR S&P Dividend ETF	5,525	307,466	1,835,584	29,475	1,696,245	26,254	8,746	579,860	19,672	63,648
SPDR S&P MidCap 400 ETF Trust	507	86,849	1,016,809	5,097	139,263	677	4,927	1,036,542	6,687	8,474

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013

	Number of Shares Held at 6/30/12	Value at 6/30/12	Purchased		Sold		Number of Shares Held at 6/30/13	Value at 6/30/13	Dividend Income	Realized Gain (Loss)
SSgA Global Allocation Portfolio			Cost	Shares	Proceeds	Shares
SPDR Wells Fargo Preferred Stock ETF	—	$—	$3,087,239	67,616	$385,880	8,440	59,176	$2,572,381	$59,577	$570
The Consumer Staples Select Sector SPDR Fund	—	—	603,245	16,133	621,382	16,133	—	—	—	18,137
The Consumer Discretionary Select Sector SPDR Fund	—	—	1,654,287	31,767	669,052	13,037	18,730	1,056,372	3,302	14,565
The Energy Select Sector SPDR Fund	—	—	543,213	7,320	566,757	7,320	—	—	—	23,545
The Financial Select Sector SPDR Fund	—	—	1,089,172	60,237	136,368	7,004	53,233	1,037,511	6,390	4,534
The Health Care Select Sector SPDR Fund	—	—	765,423	17,933	830,291	17,933	—	—	2,927	64,868
The Industrial Select Sector SPDR Fund	—	—	1,112,382	26,856	1,167,621	26,856		—	—	55,239
The Technology Select Sector SPDR Fund	—	—	735,935	24,366	729,136	24,366	—	—	2,767	(6,799)
SPDR Barclays Aggregate Bond ETF	2,963	173,750	6,577,009	113,091	366,916	6,264	109,790	6,243,757	21,289	867
SPDR Barclays High Yield Bond ETF	7,815	308,380	3,447,555	84,756	2,696,296	66,572	25,999	1,026,701	61,821	(26,803)
SPDR Barclays Intermediate Term Corporate Bond ETF	11,454	390,925	3,160,411	91,068	1,935,868	55,893	46,629	1,566,035	33,439	(4,556)
SPDR Barclays Long Term Corporate Bond ETF	4,332	176,745	3,404,526	83,342	2,423,732	59,595	28,079	1,059,982	44,520	(28,056)
SPDR Barclays Short Term High Yield Bond ETF	—	—	950,668	30,913	419,248	13,619	17,294	521,933	10,974	117
SPDR Barclays TIPS ETF	2,866	170,814	2,055,555	34,080	270,868	4,498	32,448	1,803,136	10,225	1,273
SPDR DB International Government Inflation-Protected Bond ETF	—	—	958,128	15,434	133,661	2,153	13,281	764,587	9,343	3,716
SPDR Russell/Nomura PRIME Japan ETF	—	—	3,183,442	75,063	505,690	11,951	63,112	2,698,669	5,561	(23,653)
SPDR EURO STOXX 50 ETF	—	—	1,701,701	49,740	1,710,739	49,740	—	—	4,017	9,039
SPDR S&P Emerging Markets ETF	5,132	307,869	4,316,901	65,310	2,875,324	44,134	26,308	1,568,220	27,501	(80,479)
SPDR S&P International Dividend ETF	3,983	177,403	1,006,074	21,106	1,176,123	25,089	—	—	7,993	(3,287)
SPDR S&P International Small Cap ETF	1,693	43,696	1,913,098	65,291	414,707	13,893	53,091	1,531,144	17,200	16,394
SPDR S&P World ex-US ETF	23,954	536,809	10,413,921	402,071	1,224,097	47,198	378,827	9,519,923	178,597	83,775
SPDR STOXX Europe 50 ETF	—	—	2,195,757	65,381	1,207,869	35,321	30,060	992,581	29,727	13,004
SPDR Barclays Emerging Markets Local Bond ETF	—	—	1,615,308	49,605	1,493,331	48,591	1,014	30,065	8,337	(91,425)
SPDR Barclays International Corporate Bond ETF	5,377	174,215	1,591,773	45,453	223,375	6,681	44,149	1,516,518	3,232	859
SPDR Barclays International Treasury Bond ETF	—	—	499,552	8,626	—	—	8,626	485,472	—	—
SPDR Dow Jones International Real Estate ETF	1,230	45,239	1,855,146	44,744	834,044	20,210	25,764	1,027,983	30,064	(9,388)
SPDR Dow Jones REIT ETF	3,098	225,813	1,752,628	22,960	926,234	12,396	13,662	1,037,629	17,768	(11,515)
State Street Institutional Liquid Reserves Fund	158,815	158,815	5,489,084	5,489,084	3,999,181	3,999,181	1,648,718	1,648,718	262	—

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013

	Number of Shares Held at 6/30/12	Value at 6/30/12	Purchased		Sold		Number of Shares Held at 6/30/13	Value at 6/30/13	Dividend Income	Realized Gain (Loss)
Blackstone / GSO Senior Loan Portfolio			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	—	$—	$359,957,147	359,957,147	$263,834,467	263,834,467	96,122,680	$96,122,680	$22,147	$—

4.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Portfolio for federal income tax purposes and the gross unrealized appreciation and depreciation at June 30, 2013, was as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSgA Multi-Asset Real Return Portfolio	$132,521,659	$—	$10,938,624	$(10,938,624)
SSgA Income Allocation Portfolio	180,558,974	—	6,305,198	(6,305,198)
SSgA Global Allocation Portfolio	52,567,546	—	633,014	(633,014)
Blackstone / GSO Senior Loan Portfolio	335,870,090	—	3,078,590	(3,078,590)

5.	Investment Transactions

For the period ended June 30, 2013, the Portfolios had purchases and sales of investment securities as follows:

Purchases	SSgA Multi-Asset Real Return Portfolio	SSgA Income Allocation Portfolio	SSgA Global Allocation Portfolio	Blackstone / GSO Senior Loan Portfolio
Short Term	$7,166,994	$8,657,745	$5,489,084	$359,957,148
Long Term	148,160,370	232,856,916	77,861,251	342,672,060

Sales
Short Term	7,053,387	8,155,110	3,999,181	263,834,468
Long Term	22,227,890	62,696,447	31,793,780	45,176,466

For the year ended June 30, 2013, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

6.	Concentration of Risk

Although the Portfolios do not intend to concentrate their investments in any particular industry, if a Portfolio focuses in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

7.	Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They are also intended to improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 is intended to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013

In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. As described above, ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Portfolios’ financial statements.

SSgA MASTER TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

June 30, 2013

To the Owners of Beneficial Interest and Board of Trustees of

SSgA Master Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Master Trust (comprising, respectively, SSgA Multi-Asset Real Return Portfolio, SSgA Income Allocation Portfolio, SSgA Global Allocation Portfolio, and Blackstone / GSO Senior Loan Portfolio) (collectively, the “Portfolios”) as of June 30, 2013, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2013 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting SSgA Master Trust at June 30, 2013, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 29, 2013

SSgA MASTER TRUST

OTHER INFORMATION

June 30, 2013 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At in-person meetings held prior to June 30, 2013, the Board of Trustees of the Trust (the “Board”) evaluated various proposals related to advisory arrangements for new series of the Trusts, including a proposal to approve the Investment Advisory Agreements (the “Agreement”) with respect to the SPDR Blackstone / GSO Senior Loan ETF, a new series of the Trust (the “New ETF”), and its underlying master fund, the Blackstone/GSO Senior Loan Portfolio, both of which commenced operations during the most recent fiscal half-year period covered by this Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by the Adviser with respect to the New ETF under the Agreement, (ii) costs to the Adviser of its services, and (iii) the extent to which economies of scale would be realized if and as the New ETF grows and whether the fee in the Agreement reflects these economies of scale.

The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the New ETF, in accordance with the New ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the New ETF, as an exchange-traded fund in a master-feeder structure, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for oversight of the sub-adviser for, and compliance of, the New ETF. The Board also considered the portfolio oversight resources, structures and practices of the Adviser, including those associated with monitoring and securing the New ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for ETFs. The Board also considered the Adviser’s experience in active management, in managing exchange-traded funds, in overseeing third-party sub-advisers, and in master-feeder structures.

The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

SSgA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2013 (Unaudited)

The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the Fund’s advisory fee rates as assets of the Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale had been taken into consideration for the New ETF by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the New Fund from inception. The Board noted that it intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.

The Board evaluated the New ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds that are actively managed, as applicable. The Board reviewed the universe of similar exchange-traded funds for the New ETF based upon data from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the estimated expense ratio for the New ETF, noting the differences in fees between the feeder and corresponding master fund in connection with the master-feeder structure.

The Board, including the Independent Trustees voting separately, approved the Agreement for the New ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s fee for the New ETF and the unitary fee, considered in relation to services expected to be provided, were fair and reasonable; (c) any additional benefits to the Adviser were not of a magnitude materially to affect the Board’s conclusions; and (d) fees expected to be paid to the Adviser were expected to share economies of scale with respect to the New ETF by way of the relatively low fee structure of the Trust.

At in-person meetings held prior to June 30, 2013, the Board also considered the approval of a Sub-Advisory Agreement (the “Blackstone/GSO Sub-Advisory Agreement”) between the SSgA Master Trust and GSO/Blackstone Debt Funds Management LLC (“Blackstone/GSO”) with respect to the Blackstone / GSO Senior Loan Portfolio (the “New Portfolio”) which would serve as the master fund for the New ETF.

In evaluating the Blackstone/GSO Sub-Advisory Agreement, the Board drew on materials provided to them by Blackstone/GSO and the Adviser. In deciding whether to approve the Blackstone/GSO Sub-Advisory Agreement, the Board considered various factors, including: (i) the nature, extent and quality of services expected to be provided by Blackstone/GSO with respect to the New Portfolio under the Blackstone/GSO Sub-Advisory Agreement; and (ii) investment performance of customized credit strategies, including senior secured loan strategies, managed by Blackstone/GSO. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to Blackstone/GSO under the Blackstone/GSO Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the New Portfolio.

The Board considered the background and experience of Blackstone/GSO’s senior management and in particular Blackstone/GSO’s experience in investing in senior secured loans. The Board noted that Blackstone/GSO would bring significant senior secured loan experience to bear in managing the New Portfolio. The Board noted that Blackstone/GSO has extensive experience in managing senior loan portfolios and reviewed Blackstone/GSO’s assets under management in portfolios of senior loans for a wide array of closed-end funds, hedge funds and other accounts.

The Board, including the Independent Trustees voting separately, approved the Blackstone/GSO Sub-Advisory Agreement for the New Portfolio after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by Blackstone/GSO to the New Portfolio were adequate and appropriate; and (b) Blackstone/GSO’s experience in managing senior loan portfolios is extensive.

SSgA MASTER TRUST

OTHER INFORMATION

June 30, 2013 (Unaudited)

TRUSTEES

Name, Address and Year of Birth	Position(s) with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
FRANK NESVET c/o SSgA Active ETF Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Chief Executive Officer, Libra Group, Inc. (1998-present) (a financial services consulting company).	170	SPDR Series Trust (Trustee); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee).
DAVID M. KELLY c/o SSgA Active ETF Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Retired.	170	Penson Worldwide Inc. (Director) (retired in March 2013); SPDR Series Trust (Trustee); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee).
BONNY EUGENIA BOATMAN c/o SSgA Active ETF Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired; Managing Director, Columbia Management Group, Bank of America (1984-2005).	170	SPDR Series Trust (Trustee); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee).
DWIGHT D. CHURCHILL c/o SSgA Active ETF Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; Head of Fixed Income and other Senior Management roles, Fidelity Investments (1993-2009).	170	Affiliated Managers Group, Inc. (Director); SPDR Series Trust (Trustee); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee).
CARL G. VERBONCOEUR c/o SSgA Active ETF Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009; Chief Executive Officer, Rydex Investments (2003-2009).	170	The Motley Fool Funds Trust (Trustee); SPDR Series Trust (Trustee); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee).

SSgA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2013 (Unaudited)

Name, Address and Year of Birth	Position(s) with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee
JAMES E. ROSS* SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served: since March 2011	Chairman and Director, SSgA Funds Management, Inc. (2005-present); President, SSgA Funds Management, Inc. (2005-2012); Senior Managing Director, State Street Global Advisors (2006-present); Principal State Street Global Advisors (2006-present).	201

SPDR Series Trust (Trustee); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); and State Street Institutional

Investment Trust

(Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

OFFICERS

Name, Address and Year of Birth	Position(s) with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
ELLEN M. NEEDHAM SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since March 2011	President and Director, SSgA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*
ANN M. CARPENTER SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President	Term: Unlimited Served: since August 2012	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2005-present).*
MICHAEL P. RILEY SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since March 2011	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008-present); Principal, State Street Global Advisors and SSgA Funds Management, Inc. (2005-2008).
CHRISTOPHER A. MADDEN** State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1967	Secretary	Term: Unlimited Served: since August 2013	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Counsel, Atlantic Fund Services (2009-2013); Vice President, Citigroup Fund Services, LLC (2005-2009).*

SSgA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2013 (Unaudited)

Name, Address and Year of Birth	Position(s) with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
DANIO MASTROPIERI** State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1972	Assistant Secretary	Term: Unlimited Served: since August 2013	Vice President and Counsel, State Street Bank and Trust Company (2013-present); Vice President, Citi Fund Services Ohio, Inc. (2007-2013).*
MARK E. TUTTLE State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1970	Assistant Secretary	Term: Unlimited Served: since March 2011	Vice President and Counsel, State Street Bank and Trust Company (2007-present)*; Assistant Counsel, BISYS Group, Inc. (2005-2007)* (a financial services company).
CHAD C. HALLETT State Street Bank and Trust Company Four Copley Place, CPH0328 Boston, MA 02116 1969	Treasurer	Term: Unlimited Served: since March 2011	Vice President, State Street Bank and Trust Company (2001-present).*
MATTHEW FLAHERTY State Street Bank and Trust Company Four Copley Place, CPH0328 Boston, MA 02116 1971	Assistant Treasurer	Term: Unlimited Served: since March 2011	Vice President, State Street Bank and Trust Company (1994-present).*
LAURA F. DELL State Street Bank and Trust Company Four Copley Place, CPH0328 Boston, MA 02116 1964	Assistant Treasurer	Term: Unlimited Served: since March 2011	Vice President, State Street Bank and Trust Company (2002-present).*
JACQUELINE ANGELL State Street Bank and Trust Company 20 Churchill Place London, UK E14 5HJ 1974	Chief Compliance Officer	Term: Unlimited Served: since March 2011	Head of UK Compliance, State Street Bank and Trust Company (July 2012-present); Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008-2012); Director of Investment Adviser Oversight, Fidelity Investments (2006-2008).

*	Served in various capacities and/or with various affiliated companies during noted time period.
**	The Officers table is reflective of information as of August 21, 2013.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)

SPDR Russell 1000 ETF (ONEK)

SPDR Russell 2000 ETF (TWOK)

SPDR S&P 500 Growth ETF (SPYG)

SPDR S&P 500 Value ETF (SPYV)

SPDR Russell Small Cap Completeness ETF (RSCO)

SPDR S&P 400 Mid Cap Growth ETF (MDYG)

SPDR S&P 400 Mid Cap Value ETF (MDYV)

SPDR S&P 600 Small Cap ETF (SLY)

SPDR S&P 600 Small Cap Growth ETF (SLYG)

SPDR S&P 600 Small Cap Value ETF (SLYV)

SPDR Global Dow ETF (DGT)

SPDR Dow Jones REIT ETF (RWR)

SPDR S&P Bank ETF (KBE)

SPDR S&P Capital Markets ETF (KCE)

SPDR S&P Insurance ETF (KIE)

SPDR S&P Mortgage Finance ETF (KME)

SPDR S&P Regional Banking ETF (KRE)

SPDR Morgan Stanley Technology ETF (MTK)

SPDR S&P Dividend ETF (SDY)

SPDR S&P Aerospace & Defense ETF (XAR)

SPDR S&P Biotech ETF (XBI)

SPDR S&P Health Care Equipment ETF (XHE)

SPDR S&P Health Care Services ETF (XHS)

SPDR S&P Homebuilders ETF (XHB)

SPDR S&P Metals & Mining ETF (XME)

SPDR S&P Oil & Gas Equipment & Services ETF (XES)

SPDR S&P Oil & Gas Exploration & Production ETF (XOP)

SPDR S&P Pharmaceuticals ETF (XPH)

SPDR S&P Retail ETF (XRT)

SPDR S&P Semiconductor ETF (XSD)

SPDR S&P Software & Services ETF (XSW)

SPDR S&P Telecom ETF (XTL)

SPDR S&P Transportation ETF (XTN)

SPDR S&P 1500 Momentum Tilt ETF (MMTM)

SPDR S&P 1500 Value Tilt ETF (VLU)

SPDR Russell 1000 Low Volatility ETF (LGLV)

SPDR Russell 2000 Low Volatility ETF (SMLV)

SPDR Wells Fargo Preferred Stock ETF (PSK)

SPDR Barclays 1-3 Month T-Bill ETF (BIL)

SPDR Barclays TIPS ETF (IPE)

SPDR Barclays 1-10 Year TIPS ETF (TIPX)

SPDR Barclays Short Term Treasury ETF (SST)

SPDR Barclays Intermediate Term Treasury ETF (ITE)

SPDR Barclays Long Term Treasury ETF (TLO)

SDPR Barclays Short Term Corporate Bond ETF (SCPB)

SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)

SPDR Barclays Long Term Corporate Bond ETF (LWC)

SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)

SPDR Barclays Convertible Securities ETF (CWB)

SPDR Barclays Mortgage Backed Bond ETF (MBG)

SPDR Barclays Aggregate Bond ETF (LAG)

SPDR Nuveen Barclays Municipal Bond ETF (TFI)

SPDR Nuveen Barclays California Municipal Bond ETF (CXA)

SPDR Nuveen Barclays New York Municipal Bond ETF (INY)

SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)

SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)

SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)

SPDR Nuveen Barclays Build America Bond ETF (BABS)

SPDR DB International Government Inflation-Protected Bond ETF (WIP)

SPDR Barclays Short Term International Treasury Bond ETF (BWZ)

SPDR Barclays International Treasury Bond ETF (BWX)

SPDR Barclays International Corporate Bond ETF (IBND)

SPDR Barclays Emerging Markets Local Bond ETF (EBND)

SPDR Barclays High Yield Bond ETF (JNK)

SPDR Barclays Short Term High Yield Bond ETF (SJNK)

SPDR Barclays Investment Grade Floating Rate ETF (FLRN)

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)

SPDR EURO STOXX 50 ETF (FEZ)

SPDR S&P Emerging Asia Pacific ETF (GMF)

SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)

SPDR S&P Russia ETF (RBL)

SPDR S&P China ETF (GXC)

SPDR S&P Emerging Markets ETF (GMM)

SPDR S&P Emerging Markets Dividend ETF (EDIV)

SPDR S&P BRIC 40 ETF (BIK)

SPDR S&P Emerging Europe ETF (GUR)

SPDR S&P Emerging Latin America ETF (GML)

SPDR S&P Emerging Middle East & Africa ETF (GAF)

SPDR S&P World ex-US ETF (GWL)

SPDR S&P International Small Cap ETF (GWX)

SPDR Dow Jones International Real Estate ETF (RWX)

SPDR S&P Global Infrastructure ETF (GII)

SPDR S&P Global Natural Resources ETF (GNR)

SPDR MSCI ACWI ex-US ETF (CWI)

SPDR MSCI ACWI IMI ETF (ACIM)

SPDR MSCI EM 50 ETF (EMFT)

SPDR Russell/Nomura PRIMETM Japan ETF (JPP)

SPDR Russell/Nomura Small CapTM Japan ETF (JSC)

SPDR S&P Global Dividend ETF (WDIV)

SPDR S&P International Dividend ETF (DWX)

SPDR S&P International Mid Cap ETF (MDD)

SPDR S&P Emerging Markets Small Cap ETF (EWX)

SPDR Dow Jones Global Real Estate ETF (RWO)

SPDR S&P International Consumer Discretionary Sector ETF (IPD)

SPDR S&P International Consumer Staples Sector ETF (IPS)

SPDR S&P International Energy Sector ETF (IPW)

SPDR S&P International Financial Sector ETF (IPF)

SPDR S&P International Health Care Sector ETF (IRY)

SPDR S&P International Industrial Sector ETF (IPN)

SPDR S&P International Materials Sector ETF (IRV)

SPDR S&P International Technology Sector ETF (IPK)

SPDR S&P International Telecommunications Sector ETF (IST)

SPDR S&P International Utilities Sector ETF (IPU)

The Select Sector SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund (XLY)

The Consumer Staples Select Sector SPDR Fund (XLP)

The Energy Select Sector SPDR Fund (XLE)

The Financial Select Sector SPDR Fund (XLF)

The Health Care Select Sector SPDR Fund (XLV)

The Industrial Select Sector SPDR Fund (XLI)

The Materials Select Sector SPDR Fund (XLB)

The Technology Select Sector SPDR Fund (XLK)

The Utilities Select Sector SPDR Fund (XLU)

SSgA Active ETF Trust

SPDR SSgA Multi-Asset Real Return ETF (RLY)

SPDR SSgA Income Allocation ETF (INKM)

SPDR SSgA Global Allocation ETF (GAL)

SPDR Blackstone / GSO Senior Loan ETF (SRLN)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSgA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

SSgA Master Trust

TRUSTEES

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

OFFICERS

Ellen M. Needham, President

Ann Carpenter, Vice President

Michael P. Riley, Vice President

Chad C. Hallett, Treasurer

Matthew W. Flaherty, Assistant Treasurer

Laura F. Dell, Assistant Treasurer

Christopher A. Madden, Secretary

Mark E. Tuttle, Assistant Secretary

Danio Mastropieri, Assistant Secretary

Jacqueline Angell, Chief Compliance Officer

INVESTMENT MANAGER

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

LEGAL COUNSEL

Bingham McCutchen LLP

2020 K Street, NW

Washington, DC 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has five Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Bonny Eugenia Boatman, Dwight D. Churchill, David M. Kelly, Frank Nesvet and Carl G. Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal year ending June 30, 2013 and for the fiscal period from the commencement of operations April 25, 2012 to June 30, 2012, the aggregate audit fees billed for professional services rendered by the principal accountant were $68,370 and $41,400, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal year ending June 30, 2013 and for the fiscal period from the commencement of operations April 25, 2012 to June 30, 2012, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal year ending June 30, 2013 and for the fiscal period from the commencement of operations April 25, 2012 to June 30, 2012, the aggregate tax fees billed for professional services rendered by the principal accountant were $49,440 and $36,000, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal year ending June 30, 2013 and for the fiscal period from the commencement of operations April 25, 2012 to June 30, 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.	De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.	Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.	Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2013 (in millions)	FY 2012 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—

Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$15.9	$7.4
Tax Fees	3.9	6.0
All Other Fees	3.6	1.5

(1)	Information is for the calendar years 2012 and 2011, respectively.
(2)	Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees consisted of advisory services related to certain regulatory initiatives.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Disclosure of Audit Committees for Listed Companies.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Eugenia Boatman, Dwight D. Churchill, David M. Kelly, Frank Nesvet and Carl G. Verboncoeur.

Item 6. Schedule of Investments.

A Schedule of Investments for each series of the Registrant, is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA Master Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 6, 2013

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	September 6, 2013